Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Receivables
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Lease prepayments, current portion	524	75	524
Other receivables	534	77	544
	1,058	152	1,068